Eaton Vance

Multisector Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 35.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
TransDigm, Inc., 7.50%, 3/15/27(1)	$2,000	$2,115,000

		$2,115,000

Automotive & Parts — 0.6%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)	$2,000	$2,037,500

		$2,037,500

Building Materials — 0.6%
Standard Industries, Inc., 5.00%, 2/15/27(1)	$2,000	$2,042,480

		$2,042,480

Commercial Services — 0.5%
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	$1,504	$1,661,920

		$1,661,920

Computers — 0.9%
DXC Technology Co., 4.75%, 4/15/27	$3,000	$3,226,478

		$3,226,478

Distribution & Wholesale — 0.6%
IAA, Inc., 5.50%, 6/15/27(1)	$2,000	$2,096,250

		$2,096,250

Diversified Financial Services — 2.6%
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$5,275	$5,232,774
Synchrony Financial, 3.95%, 12/1/27	3,840	3,897,851

		$9,130,625

Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	$2,500	$2,725,000

		$2,725,000

Electronics — 2.5%
Ingram Micro, Inc., 5.45%, 12/15/24	$2,540	$2,616,832
Jabil, Inc., 3.95%, 1/12/28	3,000	2,984,912
Trimble, Inc., 4.90%, 6/15/28	3,000	3,224,585

		$8,826,329

Foods — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)(2)	$888	$888,666
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,000	2,065,000

		$2,953,666

Healthcare – Services — 1.4%
HCA, Inc., 5.875%, 2/1/29	$2,000	$2,235,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	2,000	1,949,920
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(3)	1,000	932,500

		$5,117,420

Security	Principal Amount (000’s omitted)	Value
Home Builders — 1.9%
MDC Holdings, Inc., 6.00%, 1/15/43	$6,879	$6,810,210

		$6,810,210

Household Products — 0.6%
Spectrum Brands, Inc., 5.75%, 7/15/25	$2,000	$2,081,900

		$2,081,900

Insurance — 0.9%
Athene Holding, Ltd., 4.125%, 1/12/28	$3,000	$3,032,175

		$3,032,175

Internet — 0.6%
Netflix, Inc., 5.375%, 11/15/29(1)	$2,000	$2,110,000

		$2,110,000

Leisure Time — 0.6%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$2,000	$2,075,000

		$2,075,000

Lodging — 0.6%
Las Vegas Sands Corp., 3.90%, 8/8/29	$1,925	$1,952,826

		$1,952,826

Machinery – Diversified — 0.9%
Wabtec Corp., 4.95%, 9/15/28	$3,000	$3,243,075

		$3,243,075

Media — 1.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(2)	$1,130	$1,151,188
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)(2)	1,129	1,160,047
iHeartCommunications, Inc., 8.375%, 5/1/27	2,000	2,115,000

		$4,426,235

Oil & Gas — 0.2%
CITGO Holding, Inc., 9.25%, 8/1/24(1)(2)	$699	$729,581

		$729,581

Oil & Gas Services — 3.2%
Oceaneering International, Inc., 4.65%, 11/15/24	$1,080	$1,044,230
Oceaneering International, Inc., 6.00%, 2/1/28	7,365	7,254,525
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	3,000	2,907,877

		$11,206,632

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	$2,000	$2,065,000

		$2,065,000

Real Estate — 0.9%
Newmark Group, Inc., 6.125%, 11/15/23	$3,000	$3,220,239

		$3,220,239

Real Estate Investment Trusts (REITs) — 1.5%
EPR Properties, 4.50%, 6/1/27	$3,000	$3,117,738
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	2,000	2,160,520

		$5,278,258

Security	Principal Amount (000’s omitted)	Value
Retail — 7.2%
Best Buy Co., Inc., 4.45%, 10/1/28	$3,000	$3,197,184
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	12,270	9,865,529
Nordstrom, Inc., 5.00%, 1/15/44	7,605	7,022,294
Signet UK Finance PLC, 4.70%, 6/15/24	2,542	2,211,540
Tapestry, Inc., 4.125%, 7/15/27	3,000	3,055,251

		$25,351,798

Semiconductors — 0.3%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	$1,000	$1,083,298

		$1,083,298

Telecommunications — 0.7%
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	$3,115	$2,628,281

		$2,628,281

Toys, Games & Hobbies — 1.5%
Mattel, Inc., 3.15%, 3/15/23	$3,785	$3,661,988
Mattel, Inc., 5.45%, 11/1/41	910	759,850
Mattel, Inc., 6.20%, 10/1/40	1,180	1,056,100

		$5,477,938

Transportation — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$1,399	$1,433,975

		$1,433,975

Total Corporate Bonds & Notes (identified cost $123,864,326)		$126,139,089

Foreign Corporate Bonds — 17.0%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.6%
Azul Investments LLP, 5.875%, 10/26/24(1)	$2,000	$2,030,020

		$2,030,020

Banks — 4.1%
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(4)	$4,375	$4,309,419
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(4)(5)	280	282,870
Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(4)	3,000	3,217,401
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(4)	4,626	4,679,516
Yapi ve Kredi Bankasi AS, 13.875% to 1/15/24(1)(4)(5)	1,920	2,014,022

		$14,503,228

Chemicals — 0.2%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	$700	$706,132

		$706,132

Commercial Services — 0.2%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)(2)	$864	$885,168

		$885,168

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 1.4%
Credito Real SAB de CV, 9.50%, 2/7/26(1)	$3,730	$4,182,449
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)	495	478,294
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)	270	246,715

		$4,907,458

Electric — 1.5%
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	$5,411	$5,484,048

		$5,484,048

Entertainment — 0.6%
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	$2,000	$2,112,500

		$2,112,500

Environmental Control — 0.8%
GFL Environmental, Inc., 8.50%, 5/1/27(1)	$2,500	$2,743,750

		$2,743,750

Machinery – Diversified — 0.9%
nVent Finance S.a.r.l., 4.55%, 4/15/28	$3,000	$3,077,518

		$3,077,518

Mining — 1.3%
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	$2,000	$1,897,500
Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29(1)	2,540	2,781,300

		$4,678,800

Oil & Gas — 1.3%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	$4,900	$4,673,375

		$4,673,375

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)(2)	$909	$908,432

		$908,432

Pharmaceuticals — 1.4%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	$3,640	$2,847,892
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	3,125	2,089,637

		$4,937,529

Savings & Loans — 0.4%
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(4)	$1,445	$1,458,203

		$1,458,203

Transportation — 2.0%
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	$1,860	$1,928,532
JSL Europe SA, 7.75%, 7/26/24(1)	4,725	5,039,921

		$6,968,453

Total Foreign Corporate Bonds (identified cost $58,917,361)		$60,074,614

Convertible Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.7%
Ascent Resources-Utica, LLC/ARU Finance Corp., 6.50%, 3/1/21(1)(3)	$2,046	$2,630,325

Total Convertible Bonds (identified cost $1,675,501)		$2,630,325

Asset-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
ARES LII CLO, Ltd.
Series 2019-52A, Class D, 6.228%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(6)	$1,750	$1,747,538
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.532%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(6)	2,725	2,632,768
Series 2014-4RA, Class C, 5.203%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(6)	2,000	1,846,987
Invitation Homes Trust
Series 2018-SFR3, Class E, 4.314%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(6)	3,000	3,008,504
Oaktree CLO, Ltd.
Series 2019-3A, Class D, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(7)	2,500	2,487,265
Southwick Park CLO, LLC
Series 2019-4A, Class D, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(7)	3,000	3,003,000

Total Asset-Backed Securities (identified cost $14,721,384)		$14,726,062

Commercial Mortgage-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.433%, 12/10/54(1)(8)	$2,000	$1,943,098
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class D, 3.655%, 5/15/48(8)	2,500	2,130,169
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)	3,685	3,187,582
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D, 3.852%, 11/15/48	3,900	3,545,929
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	3,400	2,877,663
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	3,274,629

Total Commercial Mortgage-Backed Securities (identified cost $14,487,351)		$16,959,070

Mortgage Pass-Throughs — 5.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., 4.50%, 7/1/49	$8,990	$9,506,983
Federal National Mortgage Association, 4.50%, 6/1/49	8,835	9,345,314

		$18,852,297

Total Mortgage Pass-Throughs (identified cost $18,803,081)		$18,852,297

Senior Floating-Rate Loans — 6.2%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 0.3%
Core & Main L.P.
Term Loan, 5.24%, (USD LIBOR + 2.75%), Maturing August 1, 2024(10)	$1,000	$1,001,033

		$1,001,033

Business Equipment and Services — 0.3%
Kronos Incorporated
Term Loan, Maturing November 1, 2023(11)	$1,000	$1,002,188

		$1,002,188

Cable and Satellite Television — 1.4%
Altice France S.A.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$997	$989,065
Telenet Financing USD, LLC
Term Loan, Maturing August 15, 2026(11)	1,000	997,625
Unitymedia Finance, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	1,000	999,906
Virgin Media Bristol, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,000	1,003,333
Ziggo Secured Finance Partnership
Term Loan, Maturing April 15, 2025(11)	1,000	995,625

		$4,985,554

Chemicals and Plastics — 0.3%
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	$997	$994,607

		$994,607

Drugs — 0.2%
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	$981	$983,516

		$983,516

Electronics/Electrical — 0.5%
Hyland Software, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	$997	$1,000,426
Uber Technologies
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	997	1,003,248

		$2,003,674

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 0.3%
JBS USA Lux S.A.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	$998	$1,000,098

		$1,000,098

Food Service — 0.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$997	$999,813

		$999,813

Industrial Equipment — 0.3%
EWT Holdings III Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	$997	$998,709

		$998,709

Insurance — 1.1%
AmWINS Group, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	$997	$998,897
Asurion, LLC
Term Loan - Second Lien, Maturing August 4, 2025(11)	2,000	2,037,084
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	997	988,285

		$4,024,266

Leisure Goods/Activities/Movies — 0.3%
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	$1,000	$989,525

		$989,525

Oil and Gas — 0.3%
CITGO Petroleum Corporation
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	$998	$1,000,617

		$1,000,617

Steel — 0.3%
GrafTech Finance, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	$1,000	$986,250

		$986,250

Utilities — 0.3%
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	$997	$999,416

		$999,416

Total Senior Floating-Rate Loans (identified cost $21,862,781)		$21,969,266

Common Stocks — 2.7%

Security	Shares	Value
Home Builders — 0.6%
Lennar Corp., Class A	46,264	$2,200,779

		$2,200,779

Media — 0.5%
Walt Disney Co. (The)	13,400	$1,916,334

		$1,916,334

Security	Shares	Value
Mining — 0.7%
Newmont Goldcorp Corp.	63,100	$2,304,412

		$2,304,412

Oil & Gas — 0.6%
Royal Dutch Shell PLC, Class B, ADR	30,816	$1,955,891
Sable Permian Resources, LLC(12)(13)(14)	11,719,991	234,400

		$2,190,291

Pharmaceuticals — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR(14)	119,591	$948,357

		$948,357

Total Common Stocks (identified cost $20,198,125)		$9,560,173

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Oil & Gas — 0.7%
Chesapeake Energy Corp., 5.75%	5,100	$2,388,363

Total Convertible Preferred Stocks (identified cost $4,509,600)		$2,388,363

Preferred Stocks — 0.3%

Security	Shares	Value
Pipelines — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	56	$1,202,005

Total Preferred Stocks (identified cost $1,179,583)		$1,202,005

Warrants — 0.0%

Security	Shares	Value
Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(12)(13)(14)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 27.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(15)	95,240,860	$95,240,860

Total Short-Term Investments (identified cost $95,239,472)		$95,240,860

Total Investments — 104.8% (identified cost $375,458,565)		$369,742,124

Other Assets, Less Liabilities — (4.8)%		$(16,888,939)

Net Assets — 100.0%		$352,853,185

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $113,064,834 or 32.0% of the Fund’s net assets.

(2)	When-issued security.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(7)	When-issued, variable rate security whose interest rate will be determined after July 31, 2019.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $1,021,845.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	81.9%	$289,074,145
Cayman Islands	3.3	11,717,558
Canada	3.0	10,529,438
Mexico	2.9	10,205,879
Brazil	2.0	7,069,941
Israel	1.7	5,885,886
United Kingdom	1.6	5,525,246
Trinidad and Tobago	1.6	5,484,048
Italy	1.3	4,679,516
Finland	0.9	3,217,401
Netherlands	0.8	2,951,516
South Africa	0.8	2,781,300
Turkey	0.6	2,014,022
Denmark	0.5	1,928,532
Zambia	0.5	1,897,500
Germany	0.3	999,906
Belgium	0.3	997,625
France	0.3	989,065
Ireland	0.3	908,432
United Arab Emirates	0.2	885,168

Total Investments	104.8%	$369,742,124

The Fund did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$126,139,089	$—	$126,139,089
Foreign Corporate Bonds	—	60,074,614	—	60,074,614
Convertible Bonds	—	2,630,325	—	2,630,325
Asset-Backed Securities	—	14,726,062	—	14,726,062
Commercial Mortgage-Backed Securities	—	16,959,070	—	16,959,070
Mortgage Pass-Throughs	—	18,852,297	—	18,852,297
Senior Floating-Rate Loans	—	21,969,266	—	21,969,266
Common Stocks	9,325,773	—	234,400	9,560,173
Convertible Preferred Stocks	—	2,388,363	—	2,388,363
Preferred Stocks	1,202,005	—	—	1,202,005
Warrants	—	—	0	0
Short-Term Investments	—	95,240,860	—	95,240,860
Total Investments	$10,527,778	$358,979,946	$234,400	$369,742,124

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In July 2019, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Multi-Asset Credit Fund (Multi-Asset Credit Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Multi-Asset Credit Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. In connection with the proposed reorganization, the Fund was closed to new investors, with limited exceptions, after the close of business on August 14, 2019.